As filed with the Securities and Exchange Commission on February 20, 2019

1933 Act File No. 002-22019

1940 Act File No. 811-01241

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT of 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 219 ☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 192 ☒

EATON VANCE GROWTH TRUST
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
☒	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on February 20, 2019.

EATON VANCE GROWTH TRUST

By: /s/ Payson F. Swaffield

Payson F. Swaffield, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on February 20, 2019.

Signature	Title

/s/ Payson F. Swaffield	President (Chief Executive Officer)
Payson F. Swaffield

/s/ James F. Kirchner	Treasurer (Principal Financial and Accounting Officer)
James F. Kirchner

Signature	Title	Signature	Title

Thomas E. Faust Jr.*	Trustee	Helen Frame Peters*	Trustee
Thomas E. Faust Jr.		Helen Frame Peters

Mark R. Fetting*	Trustee	Keith Quinton*	Trustee
Mark R. Fetting		Keith Quinton

Cynthia E. Frost*	Trustee	Marcus L. Smith*	Trustee
Cynthia E. Frost		Marcus L. Smith

George J. Gorman*	Trustee	Susan J. Sutherland*	Trustee
George J. Gorman		Susan J. Sutherland

Valerie A. Mosley*	Trustee	Scott E. Wennerholm*	Trustee
Valerie A. Mosley		Scott E. Wennerholm

William H. Park*	Trustee
William H. Park

*By:	/s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

* Pursuant to a Power of Attorney dated October 10, 2018 filed as Exhibit (q) to the Registrant’s Post-Effective Amendment No. 214 filed November 26, 2018 (Accession No. 0000940394-18-001798) and incorporated herein by reference.

EXHIBIT INDEX

Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase